CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	12 Months Ended
	Aug. 31, 2015	Aug. 31, 2014
Consolidated Statements Of Operations
Revenue
Operating expense
Selling, general and administrative	$ 2,432,158	$ 2,392,276
Research and development	683,132	620,634
Total operating expense	3,115,290	3,012,910
Loss from operations	(3,115,290)	(3,012,910)
Other income (expense)
Interest expense	(250,348)	(193,151)
Interest expense - accretion of debt discount	(4,727,106)	(686,320)
Total other income (expense)	(4,977,454)	(879,471)
Net loss	$ (8,092,744)	$ (3,892,381)
Basic and Diluted Loss per Common Share	$ (0.32)	$ (0.16)
Weighted average number of common shares outstanding - basic and diluted	25,131,836	24,279,448